Stock-Based Awards - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended	12 Months Ended
	Jun. 11, 2020	Sep. 30, 2020	Dec. 31, 2019	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compenation by share based payment arrangement number of options granted			1,200,954
Share based compenation by share based payment arrangement number of options granted weighted average exercise price per share			$ 5.92
Period of vesting of employee stock options		4 years
Unrecognised stock compensation on account of unvested options		$ 23.6	$ 10.9
Unrecognised stock compensation on account of unvested options remaining period over which the compensation is to be recognised		3 years 2 months 12 days	2 years 4 months 24 days
Unvested Stock Awards for Which Performance is not Probable
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognised stock compensation on account of unvested options		$ 2.3
Service Based Options [Member] | Certain Employees Directors and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation vesting period service based		4 years
Share based compenation by share based payment arrangement number of options granted		2,114,361
Share based compenation by share based payment arrangement number of options granted weighted average exercise price per share		$ 8.71
Performance Based Options [Member] | Certain Employees Directors and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compenation by share based payment arrangement number of options granted		717,154
Share based compenation by share based payment arrangement number of options granted weighted average exercise price per share		$ 3.26
2020 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved for future issuance	2,547,698
Stock based compensation period of expiry		10 years
Common stock shares available for future issuance		2,640,244
2020 Stock Incentive Plan | Maximum | Additional From 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved for future issuance	7,173,014
2020 Stock Incentive Plan | Maximum | Annual Increase 2021 To 2030
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common stock shares additionally reserved for issuance	4.00%
Employee Stock Purchase Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorized for issuance	481,231
Common stock shares available for future issuance		481,231
Employee Stock Purchase Plan 2020 | Maximum | Annual Increase 2021 To 2030
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of common stock shares additionally reserved for issuance	1.00%
Number of share instruments newly issued under a share-based compensation plan	1,302,157
Common Stock [Member] | 2017 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorized for issuance		10,275,717	8,407,405	10,275,717